UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314

Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)

9800 Schwab Way, Lone Tree, Colorado 80124
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Annuity Portfolios

9800 Schwab Way, Lone Tree, Colorado 80124
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2025

Schwab Government Money Market Portfolio

Ticker Symbol: SWPXX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$28	0.27%

Statistics

Net Assets (millions)	$261
Number of Holdings	278
Advisory Fees Paid by the Fund	$510,547
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	3.54%
Seven-Day Yield (without waivers)	3.54%
Seven-Day Effective Yield (with waivers)	3.60%
Business Interest Deduction (163j)	99.98%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Less than 0.05%
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Government Money Market Portfolio | Annual Report
1
REG126648-01  00321760

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market Portfolio | Annual Report

Annual Report |
December 31, 2025

Schwab S&P 500 Index Portfolio

Ticker Symbol: SWP1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 17.83%. The S&P 500
®
Index returned 17.88%.
Differences between the return of the fund and the return of the S&P 500
®
Index may be attributable to, among other things, the
operational and transactional costs incurred by the fund and not the index.
■

Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
●
Real estate sector securities, including Equinix, Inc. (which detracted from the total return of the fund)
●
Energy sector securities
■

Top contributors to total return:
●
Information technology sector securities, including NVIDIA Corp.
●
Communication services sector securities

Portfolio holdings may have changed since the report date.
Schwab S&P 500 Index Portfolio | Annual Report
1
REG126657-01  00321769

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996) 1	17.83%	14.38%	14.75%
S&P 500 ® Index	17.88%	14.42%	14.82%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab S&P 500 Index Portfolio | Annual Report

Statistics

Net Assets (millions)	$3,170
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate	6%
Advisory Fees Paid by the Fund	$821,609
Weighted Average Market Cap ($ x 1,000,000)	$1,430,230
Price/Earnings Ratio (P/E)	28.3
Price/Book Ratio (P/B)	5.2
Dividends Received Deduction	93.05%
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may
have
changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
Schwab S&P 500 Index Portfolio | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab S&P 500 Index Portfolio | Annual Report

Annual Report |
December 31, 2025

Schwab VIT Balanced Portfolio

Ticker Symbol: SWB1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$54	0.51%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 12.93%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the VIT
Balanced Composite Index (the composite index), returned 13.32%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. TIPS ETF

Portfolio holdings may have changed since the report date.
Schwab VIT Balanced Portfolio | Annual Report
1
REG126665-01  00321777

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012) 1	12.93%	4.69%	5.51%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
VIT Balanced Composite Index	13.32%	5.24%	6.11%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab VIT Balanced Portfolio | Annual Report

Statistics

Net Assets (millions)	$80
Number of Holdings	10
Portfolio Turnover Rate	29%
Advisory Fees Paid by the Fund	$377,912
Foreign Tax Paid and Passed Through	$31,143
Gross Income From Foreign Sources	$382,540
Dividends Received Deduction	10.63%
Long Term Capital Gain Distribution	$1,099,081
Business Interest Deduction (163j)	73.69%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab VIT Balanced Portfolio | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab VIT Balanced Portfolio | Annual Report

Annual Report |
December 31, 2025

Schwab VIT Balanced with Growth Portfolio

Ticker Symbol: SWC1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$52	0.48%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 15.60%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the VIT
Balanced with Growth Composite Index (the composite index), returned 16.09%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. TIPS ETF
●
Schwab U.S. REIT ETF

Portfolio holdings may have changed since the report date.
Schwab VIT Balanced with Growth Portfolio | Annual Report
1
REG126666-01  00321778

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/2012) 1	15.60%	6.45%	7.20%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
VIT Balanced with Growth Composite Index	16.09%	7.01%	7.79%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab VIT Balanced with Growth Portfolio | Annual Report

Statistics

Net Assets (millions)	$180
Number of Holdings	10
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$769,329
Foreign Tax Paid and Passed Through	$90,171
Gross Income From Foreign Sources	$1,101,023
Dividends Received Deduction	14.22%
Long Term Capital Gain Distribution	$3,461,292
Business Interest Deduction (163j)	48.92%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab VIT Balanced with Growth Portfolio | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab VIT Balanced with Growth Portfolio | Annual Report

Annual Report |
December 31, 2025

Schwab VIT Growth Portfolio

Ticker Symbol: SWG1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$52	0.48%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 18.24%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the VIT
Growth Composite Index (the composite index), returned 18.73%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. Small-Cap ETF

Portfolio holdings may have changed since the report date.
Schwab VIT Growth Portfolio | Annual Report
1
REG126667-01  00321779

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012) 1	18.24%	8.07%	8.65%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
VIT Growth Composite Index	18.73%	8.60%	9.21%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab VIT Growth Portfolio | Annual Report

Statistics

Net Assets (millions)	$178
Number of Holdings	8
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$761,934
Foreign Tax Paid and Passed Through	$123,582
Gross Income From Foreign Sources	$1,479,135
Dividends Received Deduction	21.41%
Long Term Capital Gain Distribution	$8,962,012
Business Interest Deduction (163j)	31.46%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab VIT Growth Portfolio | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab VIT Growth Portfolio | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Registrant is composed of five operational series. All five series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the five operational series during 2025 and 2024, based on their respective 2025 and 2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2025	Fiscal Year 2024
$111,500	$111,500	$9,540	$9,540	$16,425	$16,425	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services to the performance of the audit for compliance with Rule 17f-2 under the Investment Company Act of 1940.
[3]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025: $1,966,481	2024: $	1,874,341

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2025
Schwab Government Money Market Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
1

Schwab Government Money Market Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.05	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.01	0.00 [2]
Less distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.11%	5.07%	4.89%	1.43%	0.06%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	0.26%	0.23%[4,5]	0.06%[4]
Total expenses	0.27%	0.27%	0.26%	0.26%[5]	0.27%
Net investment income (loss)	4.03%	4.94%	4.79%	1.49%	0.06%
Net assets, end of period (x 1,000,000)	$261	$269	$243	$223	$185

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.
[4]	Reflects the effect of a voluntary yield waiver.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 37.2% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.02%)	(a)	3.73%	01/02/26	01/06/26	300,000	300,000
(EFFR + 0.12%)	(a)	3.76%	01/02/26	01/08/26	800,000	800,000
	(b)	4.12%		01/23/26	100,000	99,764
(SOFR + 0.08%)	(a)	3.79%	01/02/26	01/28/26	400,000	400,000
		0.46%		01/29/26	400,000	398,927
(SOFR + 0.14%)	(a)	3.85%	01/02/26	01/30/26	400,000	400,012
	(b)	3.81%		02/18/26	700,000	696,591
	(b)	3.66%		03/06/26	100,000	99,374
		0.68%		03/09/26	100,000	99,386
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/11/26	100,000	100,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	03/23/26	200,000	200,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	04/01/26	400,000	400,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	04/17/26	400,000	400,000
	(b)	3.79%		04/20/26	200,000	197,762
	(b)	3.65%		04/22/26	100,000	98,912
(SOFR + 0.06%)	(a)	3.77%	01/02/26	04/28/26	2,500,000	2,500,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/05/26	400,000	400,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	05/07/26	400,000	400,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	05/08/26	600,000	600,000
	(b)	3.73%		06/01/26	700,000	689,325
	(b)	3.62%		06/11/26	600,000	590,640
		4.38%		06/23/26	400,000	400,651
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/24/26	600,000	600,000
	(b)	3.77%		06/25/26	100,000	98,221
	(b)	3.62%		06/29/26	255,000	250,587
(SOFR + 0.05%)	(a)	3.82%	01/02/26	07/02/26	300,000	300,000
		4.38%		07/06/26	123,000	123,127
(SOFR + 0.12%)	(a)	3.83%	01/02/26	07/10/26	100,000	100,000
		4.63%		07/17/26	125,000	125,303
(SOFR + 0.13%)	(a)	3.84%	01/02/26	07/23/26	200,000	200,000
	(b)	3.74%		07/27/26	100,000	97,929
(SOFR + 0.03%)	(a)	3.74%	01/02/26	07/28/26	100,000	100,000
		5.00%		07/30/26	123,000	123,580
(EFFR + 0.08%)	(a)	3.72%	01/02/26	08/11/26	800,000	800,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/03/26	100,000	100,000
(EFFR + 0.07%)	(a)	3.71%	01/02/26	09/08/26	1,400,000	1,400,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	09/23/26	500,000	500,000
		3.50%		10/02/26	1,000,000	998,608
	(b)	3.58%		10/02/26	600,000	584,348
(SOFR + 0.05%)	(a)	3.82%	01/02/26	10/02/26	400,000	400,000
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
3

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.06%)	(a)	3.77%	01/02/26	10/06/26	800,000	800,000
(EFFR + 0.07%)	(a)	3.71%	01/02/26	10/15/26	200,000	200,000
(SOFR + 0.16%)	(a)	3.87%	01/02/26	10/30/26	400,000	400,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	11/02/26	500,000	500,226
(SOFR + 0.14%)	(a)	3.85%	01/02/26	11/18/26	300,000	300,000
		3.50%		12/22/26	100,000	99,959
(SOFR + 0.14%)	(a)	3.85%	01/02/26	12/23/26	1,000,000	1,000,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	01/21/27	200,000	200,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	01/25/27	600,000	600,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	02/03/27	400,000	400,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	02/12/27	300,000	300,000
(EFFR + 0.10%)	(a)	3.74%	01/02/26	02/18/27	300,000	300,000
(EFFR + 0.09%)	(a)	3.73%	01/02/26	03/10/27	750,000	750,000
(SOFR + 0.09%)	(a)	3.80%	01/02/26	03/11/27	100,000	100,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	04/01/27	900,000	900,000
(SOFR + 0.08%)	(a)	3.79%	01/02/26	04/01/27	400,000	400,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/16/27	200,000	200,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/23/27	800,000	800,000
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/06/26	05/19/27	200,000	200,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/24/27	400,000	400,000
(EFFR + 0.13%)	(a)	3.77%	01/02/26	07/09/27	300,000	300,000
(EFFR + 0.16%)	(a)	3.80%	01/02/26	07/19/27	500,000	500,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	08/25/27	200,000	200,000
(EFFR + 0.18%)	(a)	3.82%	01/02/26	09/23/27	500,000	500,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	11/19/27	100,000	100,000
FEDERAL HOME LOAN BANKS
		4.21%		01/09/26	800,000	799,991
(SOFR + 0.01%)	(a)	3.72%	01/02/26	01/12/26	800,000	800,000
	(b)	3.84%		01/15/26	500,000	499,313
	(b)	3.88%		01/15/26	400,000	399,445
	(b)	4.06%		01/16/26	800,000	798,757
(SOFR + 0.04%)	(a)	3.75%	01/02/26	01/22/26	300,000	300,000
	(b)	3.84%		01/28/26	400,000	398,916
	(b)	3.82%		02/02/26	700,000	697,721
	(b)	3.91%		02/04/26	600,000	597,910
	(b)	3.84%		02/06/26	700,000	697,419
	(b)	4.09%		02/11/26	1,100,000	1,095,160
	(b)	3.80%		02/12/26	400,000	398,287
	(b)	3.82%		02/13/26	700,000	696,950
(SOFR + 0.03%)	(a)	3.74%	01/02/26	02/17/26	400,000	400,000
	(b)	4.16%		02/20/26	1,100,000	1,093,914
		0.68%		02/24/26	100,000	99,523
	(b)	4.17%		02/26/26	800,000	795,056
(SOFR + 0.01%)	(a)	3.72%	01/02/26	02/27/26	700,000	700,000
	(b)	3.71%		03/02/26	100,000	99,397
	(b)	3.78%		03/02/26	600,000	596,332
	(b)	3.77%		03/03/26	400,000	397,520
	(b)	3.85%		03/04/26	1,750,000	1,738,910
		0.96%		03/05/26	200,000	198,964
	(b)	3.81%		03/05/26	900,000	894,203
See financial notes
4
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	4.07%		03/06/26	800,000	794,498
		4.88%		03/13/26	100,000	100,157
	(b)	3.80%		03/18/26	1,800,000	1,785,991
	(b)	3.60%		03/20/26	300,000	297,712
	(b)	3.67%		03/20/26	400,000	396,890
(SOFR + 0.02%)	(a)	3.73%	01/02/26	03/30/26	700,000	700,000
	(b)	3.63%		03/31/26	400,000	396,490
	(b)	3.67%		03/31/26	400,000	396,456
	(b)	3.78%		03/31/26	400,000	396,363
(SOFR + 0.02%)	(a)	3.79%	01/02/26	04/02/26	800,000	800,000
	(b)	3.67%		04/08/26	180,000	178,258
	(b)	3.77%		04/08/26	400,000	396,053
	(b)	3.79%		04/09/26	700,000	692,955
(SOFR + 0.11%)	(a)	3.82%	01/02/26	04/10/26	100,000	100,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	04/13/26	500,000	500,000
	(b)	3.59%		04/15/26	400,000	395,944
	(b)	3.66%		04/15/26	400,000	395,869
	(b)	3.75%		04/15/26	800,000	791,588
	(b)	3.77%		04/15/26	700,000	692,560
(SOFR + 0.04%)	(a)	3.75%	01/02/26	04/28/26	400,000	400,000
	(b)	3.78%		04/30/26	700,000	691,476
		3.38%		05/06/26	700,000	699,104
(SOFR + 0.04%)	(a)	3.75%	01/02/26	05/20/26	800,000	800,000
(SOFR + 0.02%)	(a)	3.73%	01/02/26	05/26/26	400,000	400,000
(SOFR + 0.03%)	(a)	3.74%	01/02/26	05/27/26	500,000	500,000
(SOFR + 0.02%)	(a)	3.73%	01/02/26	06/08/26	700,000	700,000
		4.38%		06/12/26	100,000	100,150
	(b)	3.57%		06/17/26	300,000	295,144
	(b)	3.58%		06/17/26	300,000	295,139
(SOFR + 0.09%)	(a)	3.80%	01/02/26	07/23/26	900,000	900,000
	(b)	3.93%		08/19/26	100,000	97,596
(SOFR + 0.01%)	(a)	3.72%	01/02/26	08/25/26	700,000	700,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	09/11/26	300,000	300,000
		4.00%		09/11/26	600,000	599,616
		4.00%		09/15/26	500,000	499,779
		4.00%		09/18/26	600,000	599,669
	(b)	3.54%		10/02/26	400,000	389,535
		4.05%		10/02/26	700,000	700,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/08/26	300,000	300,000
		3.75%		10/09/26	800,000	799,348
		4.00%		10/09/26	1,000,000	1,002,335
(SOFR + 0.10%)	(a)	3.81%	01/02/26	10/21/26	300,000	300,000
		3.63%		10/23/26	800,000	799,154
(SOFR + 0.10%)	(a)	3.81%	01/02/26	10/23/26	900,000	900,000
(SOFR + 0.04%)	(a)	3.75%	01/02/26	11/06/26	700,000	700,000
		4.63%		11/17/26	1,000,000	1,008,177
		3.75%		12/04/26	400,000	399,778
		3.76%		12/17/26	440,000	440,000
	(b)	3.50%		12/24/26	300,000	289,973
(SOFR + 0.05%)	(a)	3.76%	01/02/26	12/28/26	300,000	299,986
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
5

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.06%)	(a)	3.77%	01/02/26	01/04/27	1,500,000	1,500,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	01/25/27	700,000	700,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/04/27	500,000	500,000
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/10/27	400,000	400,000
(SOFR + 0.07%)	(a)	3.78%	01/02/26	03/25/27	500,000	500,000
(SOFR + 0.15%)	(a)	3.92%	01/02/26	04/02/27	100,000	100,000
(SOFR + 0.08%)	(a)	3.79%	01/02/26	04/05/27	600,000	600,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	04/09/27	500,000	500,000
(SOFR + 0.13%)	(a)	3.84%	01/02/26	06/17/27	500,000	500,000
(SOFR + 0.15%)	(a)	3.86%	01/02/26	08/26/27	700,000	700,000
(SOFR + 0.16%)	(a)	3.87%	01/02/26	09/15/27	500,000	500,000
(SOFR + 0.18%)	(a)	3.89%	01/02/26	09/21/27	500,000	500,000
(SOFR + 0.18%)	(a)	3.89%	01/02/26	10/20/27	400,000	400,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(b)	4.00%		01/12/26	800,000	799,123
	(b)	3.86%		01/16/26	700,000	698,971
	(b)	3.70%		01/30/26	400,000	398,855
(SOFR + 0.11%)	(a)	3.82%	01/02/26	03/05/26	600,000	600,000
		3.70%		03/09/26	100,000	99,966
		3.68%		03/23/26	1,100,000	1,099,524
(SOFR + 0.12%)	(a)	3.89%	01/02/26	04/02/26	200,000	200,000
		3.63%		04/06/26	800,000	799,628
		3.32%		04/23/26	700,000	699,198
		3.33%		05/06/26	700,000	699,089
(SOFR + 0.11%)	(a)	3.82%	01/02/26	05/07/26	200,000	200,000
		3.65%		05/15/26	700,000	699,584
		3.65%		05/20/26	700,000	699,578
		3.22%		05/27/26	400,000	399,367
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/04/26	200,000	200,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	09/23/26	500,000	500,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/16/26	300,000	300,000
		3.75%		10/19/26	800,000	799,530
		3.75%		10/23/26	600,000	599,551
		3.75%		11/03/26	500,000	499,682
		3.63%		11/20/26	500,000	499,552
		3.63%		11/27/26	700,000	699,142
		3.63%		12/16/26	700,000	699,151
		3.63%		12/18/26	1,400,000	1,398,069
(SOFR + 0.08%)	(a)	3.79%	01/02/26	01/08/27	200,000	200,000
		3.55%		01/22/27	400,000	399,762
(SOFR + 0.13%)	(a)	3.84%	01/02/26	04/23/27	600,000	600,000
(SOFR + 0.10%)	(a)	3.81%	01/02/26	05/05/27	300,000	300,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	05/05/27	400,000	399,964
FEDERAL NATIONAL MORTGAGE ASSOCIATION
	(b)	3.80%		01/23/26	400,000	399,119
	(b)	3.85%		01/30/26	700,000	697,920
(SOFR + 0.10%)	(a)	3.81%	01/02/26	06/18/26	400,000	400,000
(SOFR + 0.12%)	(a)	3.83%	01/02/26	07/29/26	200,000	200,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	08/21/26	800,000	800,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	10/23/26	500,000	500,030
See financial notes
6
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.14%)	(a)	3.85%	01/02/26	11/20/26	400,000	400,000
(SOFR + 0.14%)	(a)	3.85%	01/02/26	12/11/26	100,000	100,000
Total U.S. Government Agency Debt (Cost $97,015,018)						97,015,018

U.S. TREASURY DEBT 8.9% OF NET ASSETS
UNITED STATES TREASURY
		3.88%		01/15/26	400,000	399,947
		0.38%		01/31/26	500,000	498,518
		2.63%		01/31/26	300,000	299,629
(3 mo. US TBILL + 0.25%)	(a)	3.85%	01/02/26	01/31/26	1,500,000	1,500,130
		4.25%		01/31/26	600,000	599,986
		1.63%		02/15/26	400,000	398,771
		4.00%		02/15/26	200,000	199,943
		0.50%		02/28/26	600,000	596,760
		2.50%		02/28/26	100,000	99,736
		4.63%		02/28/26	900,000	900,535
		4.63%		03/15/26	500,000	500,280
		0.75%		03/31/26	200,000	198,379
		4.50%		03/31/26	900,000	900,779
		0.75%		04/30/26	800,000	791,627
		2.38%		04/30/26	500,000	497,144
(3 mo. US TBILL + 0.15%)	(a)	3.75%	01/02/26	04/30/26	500,000	500,013
		4.88%		04/30/26	1,500,000	1,503,892
		1.63%		05/15/26	100,000	99,096
		3.63%		05/15/26	1,500,000	1,497,161
		2.13%		05/31/26	200,000	198,531
		0.88%		06/30/26	1,100,000	1,083,240
		1.88%		06/30/26	500,000	495,141
		4.63%		06/30/26	600,000	601,982
		4.50%		07/15/26	200,000	200,801
		0.63%		07/31/26	500,000	490,833
		1.88%		07/31/26	100,000	98,751
(3 mo. US TBILL + 0.18%)	(a)	3.78%	01/02/26	07/31/26	500,000	499,988
		4.38%		07/31/26	700,000	701,712
		0.75%		08/31/26	1,100,000	1,078,413
		1.38%		08/31/26	100,000	98,361
		4.63%		09/15/26	200,000	201,198
		0.88%		09/30/26	200,000	195,888
		3.50%		09/30/26	200,000	199,684
(3 mo. US TBILL + 0.21%)	(a)	3.81%	01/02/26	10/31/26	500,000	500,193
		4.25%		11/30/26	500,000	502,527
		1.25%		12/31/26	100,000	97,784
		4.25%		12/31/26	100,000	100,677
(3 mo. US TBILL + 0.10%)	(a)	3.70%	01/02/26	01/31/27	700,000	699,901
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	04/30/27	1,900,000	1,900,321
(3 mo. US TBILL + 0.16%)	(a)	3.76%	01/02/26	07/31/27	1,100,000	1,099,930
Total U.S. Treasury Debt (Cost $23,028,182)						23,028,182
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
7

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
AVENTURA BORROWERS
TAXABLE M/F HOUSING RB (AVENTURA SR LIVING) SERIES 2025A (LOC: FEDERAL HOME LOAN BANKS)	(c)	3.80%		01/07/26	200,000	200,000
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	3.80%		01/07/26	600,000	600,000
Total Variable Rate Demand Notes (Cost $800,000)						800,000

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Number of Shares	Value ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS
MONEY MARKET FUNDS 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(d)	3.74%			45,600	45,600
Total Investment Companies (Cost $45,600)						45,600

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 53.2% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 24.5%
BANK OF AMERICA NA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.00%, due 02/01/51)
BANK OF MONTREAL
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,221, 3.50% - 5.50%, due 05/20/52 - 12/20/55)
BNP PARIBAS SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,414, 1.96% - 7.00%, due 01/01/30 - 12/20/55)
BOFA SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.50% - 3.15%, due 04/16/44 - 09/16/58)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,325, 0.25% - 7.50%, due 10/31/26 - 04/20/65)
See financial notes
8
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,041, 0.13% - 4.38%, due 07/31/26 - 10/15/26)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	1,000,727	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,041, 0.13% - 4.38%, due 07/31/26 - 10/15/26)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,050,224, 5.12%, due 06/20/55)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	2,000,427	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,095,435, 3.50% - 6.00%, due 09/01/47 - 12/20/55)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.86%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 6.00%, due 12/01/55)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	4,000,849	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,120,001, 2.00% - 7.00%, due 04/01/32 - 08/01/54)
GOLDMAN SACHS & CO LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	2,000,427	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,042,239, 2.00% - 6.09%, due 04/01/30 - 08/20/65)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	8,005,849	8,000,000
(Collateralized by U.S. Government Agency Securities valued at $8,160,000, 2.50% - 6.00%, due 01/01/37 - 09/01/54)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.50% - 6.50%, due 06/15/38 - 07/20/55)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	4,000,851	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,120,001, 3.50% - 6.68%, due 09/20/30 - 12/20/55)
MIZUHO SECURITIES USA LLC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,098, 2.38%, due 02/15/55)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,022,641, 0.63% - 5.00%, due 02/15/43 - 08/01/52)
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
9

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	2,000,426	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,050,605, 0.00% - 6.50%, due 05/14/26 - 07/15/66)
Issued 12/30/25, repurchase date 01/06/26		3.74%		01/06/26	2,001,454	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,059,223, 2.00% - 6.50%, due 03/31/31 - 04/15/58)
ROYAL BANK OF CANADA
Issued 12/31/25, repurchase date 01/02/26		3.80%		01/02/26	2,000,422	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,437, 2.88% - 3.63%, due 05/15/52 - 02/15/53)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,111, 0.00% - 5.50%, due 08/06/26 - 10/01/54)
TRUIST BANK
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,000, 1.00%, due 10/20/50)
WELLS FARGO BANK NA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	4,000,851	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,160,000, 2.50%, due 12/01/51)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	1,000,725	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,001, 2.50% - 6.00%, due 12/01/51 - 11/01/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	2,001,462	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,000, 4.50%, due 06/01/53)
WELLS FARGO SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	4,000,851	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,160,000, 3.50%, due 09/01/52)
Issued 12/30/25, repurchase date 01/05/26		3.73%		01/05/26	1,000,622	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,040,001, 3.50%, due 06/01/52)
Issued 12/29/25, repurchase date 01/05/26		3.80%		01/05/26	2,001,478	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,001, 3.00%, due 03/01/53)
Issued 12/30/25, repurchase date 01/06/26		3.73%		01/06/26	8,005,802	8,000,000
(Collateralized by U.S. Government Agency Securities valued at $8,320,001, 6.00%, due 06/01/55)
Issued 12/31/25, repurchase date 01/07/26		3.76%		01/07/26	2,001,462	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,080,000, 2.00%, due 05/01/51)
						64,000,000
See financial notes
10
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 28.7%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	2,000,428	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,002, 0.63% - 4.88%, due 10/31/28 - 02/15/53)
Issued 12/29/25, repurchase date 01/05/26		3.82%		01/05/26	1,000,743	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,061, 1.88% - 4.63%, due 09/30/30 - 02/15/40)
BANCO SANTANDER SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,049, 0.38% - 4.63%, due 07/15/27 - 05/15/44)
BARCLAYS BANK PLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,238, 2.00% - 4.88%, due 08/15/45 - 02/15/50)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,722,132	1,721,767
(Collateralized by U.S. Treasury Securities valued at $1,756,647, 3.63% - 4.50%, due 06/30/30 - 11/15/54)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,024, 0.13% - 3.81%, due 10/31/26 - 02/15/55)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	2,000,424	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,098, 1.25% - 4.13%, due 11/30/26 - 11/15/31)
Issued 12/31/25, repurchase date 01/07/26		3.73%		01/07/26	20,014,506	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,400,080, 0.13% - 4.25%, due 11/30/26 - 07/31/31)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,232, 4.25%, due 01/15/28)
Issued 12/29/25, repurchase date 01/05/26		3.79%		01/05/26	1,000,737	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,852, 4.25%, due 01/15/28)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,070, 0.00% - 4.75%, due 01/08/26 - 11/15/55)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 12/31/25, repurchase date 01/02/26		3.85%		01/02/26	1,000,214	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,221, 3.25% - 3.75%, due 06/30/29 - 08/15/41)
FICC - BANK OF AMERICA
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	4,000,851	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,005, 0.00% - 4.88%, due 02/03/26 - 05/15/51)
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
11

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	6,001,273	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,021, 2.00%, due 11/15/41)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	7,001,486	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,067, 3.63%, due 08/31/29)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	5,001,061	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,188, 4.38%, due 11/30/28)
GOLDMAN SACHS & CO LLC
Issued 12/26/25, repurchase date 01/02/26		3.75%		01/02/26	2,001,458	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,006, 0.00%, due 01/13/26)
Issued 12/31/25, repurchase date 01/02/26		3.83%		01/02/26	2,000,426	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,011, 0.00% - 4.38%, due 04/28/26 - 08/15/50)
Issued 12/31/25, repurchase date 01/07/26		3.75%		01/07/26	2,001,458	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,006, 2.25%, due 08/15/49)
JP MORGAN SECURITIES LLC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	6,001,273	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,062, 0.63% - 4.13%, due 08/15/30 - 10/31/31)
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,058, 2.75% - 4.00%, due 08/15/32 - 11/15/52)
MUFG SECURITIES AMERICAS INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,003, 1.75% - 4.63%, due 08/15/41 - 11/15/45)
RBC DOMINION SECURITIES INC
Issued 12/31/25, repurchase date 01/02/26		3.82%		01/02/26	1,000,212	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,255, 0.50% - 4.13%, due 06/30/27 - 11/15/52)
SMBC NIKKO SECURITIES AMERICA INC
Issued 12/26/25, repurchase date 01/02/26		3.76%		01/02/26	2,001,462	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,079, 0.00% - 5.00%, due 02/15/26 - 08/15/55)
Issued 12/31/25, repurchase date 01/02/26		3.84%		01/02/26	1,000,213	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,010, 0.13% - 4.75%, due 08/15/26 - 05/15/50)
See financial notes
12
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/31/25, repurchase date 01/07/26		3.74%		01/07/26	1,000,727	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,057, 0.63% - 4.38%, due 08/15/26 - 05/15/33)
						74,721,767
Total Repurchase Agreements (Cost $138,721,767)						138,721,767
Total Investments in Securities (Cost $259,610,567)						259,610,567

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	The rate shown is the annualized 7-day yield.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
U.S. Government Agency Debt[1]	$—	$97,015,018	$—	$97,015,018
U.S. Treasury Debt[1]	—	23,028,182	—	23,028,182
Variable Rate Demand Notes[1]	—	800,000	—	800,000
Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	138,721,767	—	138,721,767
Total	$45,600	$259,564,967	$—	$259,610,567

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
13

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$120,888,800
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		138,721,767
Receivables:
Fund shares sold		773,964
Interest		669,945
Dividends		150
Prepaid expenses	+	239
Total assets		261,054,865

Liabilities
Payables:
Fund shares redeemed		244,967
Investment adviser and administrator fees		43,724
Independent trustees’ fees		46
Accrued expenses	+	68,146
Total liabilities		356,883
Net assets		$260,697,982

Net Assets by Source
Capital received from investors		$260,644,525
Total distributable earnings	+	53,457
Net assets		$260,697,982

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$260,697,982		260,691,015		$1.00

See financial notes
14
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$11,558,088
Dividends received from securities - unaffiliated issuers	+	1,903
Total investment income		11,559,991

Expenses
Investment adviser and administrator fees		510,547
Portfolio accounting fees		86,717
Custodian fees		75,275
Professional fees		33,281
Independent trustees’ fees		14,111
Transfer agent fees		916
Shareholder reports		620
Other expenses	+	5,083
Total expenses	–	726,550
Net investment income		10,833,441

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		7,859
Increase in net assets resulting from operations		$10,841,300
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
15

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$10,833,441	$12,796,063
Net realized gains	+	7,859	1,701
Increase in net assets from operations		$10,841,300	$12,797,764

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,835,140 )	($12,797,986 )

TRANSACTIONS IN FUND SHARES*
Shares sold		152,266,343	172,789,700
Shares reinvested		10,835,140	12,797,986
Shares redeemed	+	(171,729,141)	(159,019,202)
Net transactions in fund shares		(8,627,658)	26,568,484

NET ASSETS
Beginning of period		$269,319,480	$242,751,218
Total increase (decrease)	+	(8,621,498)	26,568,262
End of period		$260,697,982	$269,319,480

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
16
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2025, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund is authorized to invest in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
17

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. Mutual funds are valued at their respective net asset values.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities in alignment with the fund’s investment objective. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
18
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
As of December 31, 2025, the fund had investments in repurchase agreements with a gross value of $138,721,767 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
19

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.34%.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended December 31, 2025, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.
20
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$259,564,967	$45,600	$0	$45,600

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$7,124	$733	$45,600	$53,457
As of December 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$10,835,140	$12,797,986
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
21

Schwab Government Money Market Portfolio
Financial Notes (continued)

6. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended December 31, 2025, the fund did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
22
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab Government Money Market Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Government Money Market Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
24
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
25

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
26
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements
27

MFR100628-08
00321732

Annual Holdings and Financial Statements | December 31, 2025
Schwab S&P 500 Index Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
1

Schwab S&P 500 Index Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$86.45	$70.19	$56.38	$70.41	$55.41
Income (loss) from investment operations:
Net investment income (loss)[1]	1.11	1.06	1.01	0.95	0.85
Net realized and unrealized gains (losses)	14.19	16.36	13.70	(13.73)	14.94
Total from investment operations	15.30	17.42	14.71	(12.78)	15.79
Less distributions:
Distributions from net investment income	(1.04)	(1.16)	(0.90)	(0.77)	(0.79)
Distributions from net realized gains	—	—	—	(0.48)	—
Total distributions	(1.04)	(1.16)	(0.90)	(1.25)	(0.79)
Net asset value at end of period	$100.71	$86.45	$70.19	$56.38	$70.41
Total return	17.83%	24.95%	26.22%	(18.12%)	28.67%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%[2]	0.03%
Net investment income (loss)	1.22%	1.33%	1.62%	1.59%	1.35%
Portfolio turnover rate	6%	6%	6%	9%	13%
Net assets, end of period (x 1,000,000)	$3,170	$2,588	$1,909	$2,430	$1,468

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv PLC *	11,629	884,851
Ford Motor Co.	211,816	2,779,026
General Motors Co.	50,432	4,101,130
Tesla, Inc. *	151,910	68,316,965
		76,081,972

Banks 3.6%
Bank of America Corp.	363,202	19,976,110
Citigroup, Inc.	96,733	11,287,774
Citizens Financial Group, Inc.	23,113	1,350,030
Fifth Third Bancorp	35,905	1,680,713
Huntington Bancshares, Inc.	84,609	1,467,966
JPMorgan Chase & Co.	147,170	47,421,117
KeyCorp	49,994	1,031,876
M&T Bank Corp.	8,349	1,682,156
PNC Financial Services Group, Inc.	21,201	4,425,285
Regions Financial Corp.	47,190	1,278,849
Truist Financial Corp.	69,160	3,403,364
U.S. Bancorp	84,035	4,484,108
Wells Fargo & Co.	169,704	15,816,413
		115,305,761

Capital Goods 5.9%
3M Co.	28,719	4,597,912
A.O. Smith Corp.	6,120	409,306
Allegion PLC	4,630	737,189
AMETEK, Inc.	12,466	2,559,394
Axon Enterprise, Inc. *	4,275	2,427,901
Boeing Co. *	42,333	9,191,341
Builders FirstSource, Inc. *	5,951	612,298
Carrier Global Corp.	42,904	2,267,047
Caterpillar, Inc.	25,300	14,493,611
Comfort Systems USA, Inc.	1,911	1,783,517
Cummins, Inc.	7,462	3,808,978
Deere & Co.	13,591	6,327,562
Dover Corp.	7,381	1,441,066
Eaton Corp. PLC	20,998	6,688,073
EMCOR Group, Inc.	2,409	1,473,802
Emerson Electric Co.	30,372	4,030,972
Fastenal Co.	62,166	2,494,722
Fortive Corp.	17,093	943,705
GE Vernova, Inc.	14,668	9,586,565
Generac Holdings, Inc. *	3,143	428,611
General Dynamics Corp.	13,706	4,614,262
General Electric Co.	57,025	17,565,411
Honeywell International, Inc.	34,323	6,696,074
Howmet Aerospace, Inc.	21,736	4,456,315
Hubbell, Inc.	2,860	1,270,155
Huntington Ingalls Industries, Inc.	2,112	718,228
IDEX Corp.	4,042	719,233
Illinois Tool Works, Inc.	14,272	3,515,194
Ingersoll Rand, Inc.	19,350	1,532,907
Johnson Controls International PLC	33,039	3,956,420
L3Harris Technologies, Inc.	10,120	2,970,928
Lennox International, Inc.	1,718	834,226
Lockheed Martin Corp.	11,009	5,324,723
Masco Corp.	11,191	710,181
Nordson Corp.	2,873	690,755
Northrop Grumman Corp.	7,253	4,135,733
Otis Worldwide Corp.	21,155	1,847,889
PACCAR, Inc.	28,408	3,110,960
SECURITY	NUMBER OF SHARES	VALUE ($)
Parker-Hannifin Corp.	6,822	5,996,265
Pentair PLC	8,807	917,161
Quanta Services, Inc.	8,062	3,402,648
Rockwell Automation, Inc.	6,083	2,366,713
RTX Corp.	72,484	13,293,566
Snap-on, Inc.	2,799	964,535
Stanley Black & Decker, Inc.	8,451	627,740
Textron, Inc.	9,484	826,720
Trane Technologies PLC	11,988	4,665,730
TransDigm Group, Inc.	3,045	4,049,393
United Rentals, Inc.	3,444	2,787,298
Westinghouse Air Brake Technologies Corp.	9,273	1,979,322
WW Grainger, Inc.	2,370	2,391,449
Xylem, Inc.	13,219	1,800,163
		187,041,869

Commercial & Professional Services 0.9%
Automatic Data Processing, Inc.	21,865	5,624,334
Broadridge Financial Solutions, Inc.	6,282	1,401,954
Cintas Corp.	18,467	3,473,089
Copart, Inc. *	48,328	1,892,041
Dayforce, Inc. *	8,612	595,606
Equifax, Inc.	6,587	1,429,247
Jacobs Solutions, Inc.	6,433	852,115
Leidos Holdings, Inc.	6,881	1,241,332
Paychex, Inc.	17,571	1,971,115
Paycom Software, Inc.	2,692	428,997
Republic Services, Inc.	10,905	2,311,097
Rollins, Inc.	15,795	948,016
Veralto Corp.	13,362	1,333,260
Verisk Analytics, Inc.	7,575	1,694,452
Waste Management, Inc.	20,037	4,402,329
		29,598,984

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	525,917	121,392,162
AutoZone, Inc. *	900	3,052,350
Best Buy Co., Inc.	10,515	703,769
Carvana Co. *	7,648	3,227,609
eBay, Inc.	24,515	2,135,256
Genuine Parts Co.	7,486	920,479
Home Depot, Inc.	53,812	18,516,709
Lowe's Cos., Inc.	30,319	7,311,730
O'Reilly Automotive, Inc. *	45,634	4,162,277
Pool Corp.	1,769	404,659
Ross Stores, Inc.	17,591	3,168,843
TJX Cos., Inc.	60,167	9,242,253
Tractor Supply Co.	28,437	1,422,134
Ulta Beauty, Inc. *	2,440	1,476,224
Williams-Sonoma, Inc.	6,554	1,170,479
		178,306,933

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	7,843	813,084
DR Horton, Inc.	14,848	2,138,557
Garmin Ltd.	8,877	1,800,699
Hasbro, Inc.	7,175	588,350
Lennar Corp., Class A	11,611	1,193,611
Lululemon Athletica, Inc. *	5,807	1,206,753
NIKE, Inc., Class B	64,296	4,096,298
NVR, Inc. *	153	1,115,794
PulteGroup, Inc.	10,490	1,230,057
Ralph Lauren Corp.	2,086	737,631
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
3

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	11,013	1,407,131
		16,327,965

Consumer Services 1.8%
Airbnb, Inc., Class A *	23,005	3,122,239
Booking Holdings, Inc.	1,743	9,334,340
Carnival Corp. *	58,946	1,800,211
Chipotle Mexican Grill, Inc. *	71,583	2,648,571
Darden Restaurants, Inc.	6,260	1,151,965
Domino's Pizza, Inc.	1,673	697,340
DoorDash, Inc., Class A *	20,210	4,577,161
Expedia Group, Inc.	6,353	1,799,868
Hilton Worldwide Holdings, Inc.	12,566	3,609,583
Las Vegas Sands Corp.	16,374	1,065,784
Marriott International, Inc., Class A	12,041	3,735,600
McDonald's Corp.	38,500	11,766,755
MGM Resorts International *	11,064	403,725
Norwegian Cruise Line Holdings Ltd. *	24,761	552,666
Royal Caribbean Cruises Ltd.	13,711	3,824,272
Starbucks Corp.	61,463	5,175,799
Wynn Resorts Ltd.	4,543	546,659
Yum! Brands, Inc.	15,046	2,276,159
		58,088,697

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	23,959	20,660,804
Dollar General Corp.	11,964	1,588,460
Dollar Tree, Inc. *	10,208	1,255,686
Kroger Co.	33,065	2,065,901
Sysco Corp.	25,986	1,914,909
Target Corp.	24,620	2,406,605
Walmart, Inc.	237,064	26,411,300
		56,303,665

Energy 2.8%
APA Corp.	19,227	470,292
Baker Hughes Co.	53,458	2,434,477
Chevron Corp.	102,323	15,595,048
ConocoPhillips	66,805	6,253,616
Coterra Energy, Inc.	40,974	1,078,436
Devon Energy Corp.	33,759	1,236,592
Diamondback Energy, Inc.	10,023	1,506,758
EOG Resources, Inc.	29,355	3,082,569
EQT Corp.	33,882	1,816,075
Expand Energy Corp.	12,817	1,414,484
Exxon Mobil Corp.	227,987	27,435,956
Halliburton Co.	45,293	1,279,980
Kinder Morgan, Inc.	105,950	2,912,566
Marathon Petroleum Corp.	16,274	2,646,641
Occidental Petroleum Corp.	38,705	1,591,550
ONEOK, Inc.	34,082	2,505,027
Phillips 66	21,809	2,814,233
SLB Ltd.	80,819	3,101,833
Targa Resources Corp.	11,640	2,147,580
Texas Pacific Land Corp.	3,117	895,265
Valero Energy Corp.	16,512	2,687,988
Williams Cos., Inc.	66,021	3,968,522
		88,875,488

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	8,399	411,047
American Tower Corp.	25,309	4,443,501
AvalonBay Communities, Inc.	7,611	1,379,950
BXP, Inc.	7,969	537,748
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden Property Trust	5,740	631,859
Crown Castle, Inc.	23,619	2,099,021
Digital Realty Trust, Inc.	17,481	2,704,486
Equinix, Inc.	5,308	4,066,777
Equity Residential	18,633	1,174,624
Essex Property Trust, Inc.	3,466	906,983
Extra Space Storage, Inc.	11,422	1,487,373
Federal Realty Investment Trust	4,285	431,928
Healthpeak Properties, Inc.	37,910	609,593
Host Hotels & Resorts, Inc.	34,606	613,564
Invitation Homes, Inc.	30,351	843,454
Iron Mountain, Inc.	15,907	1,319,486
Kimco Realty Corp.	36,444	738,720
Mid-America Apartment Communities, Inc.	6,304	875,689
Prologis, Inc.	50,216	6,410,575
Public Storage	8,560	2,221,320
Realty Income Corp.	49,789	2,806,606
Regency Centers Corp.	8,859	611,537
SBA Communications Corp.	5,734	1,109,128
Simon Property Group, Inc.	17,654	3,267,932
UDR, Inc.	16,399	601,515
Ventas, Inc.	25,480	1,971,642
VICI Properties, Inc.	58,092	1,633,547
Welltower, Inc.	37,104	6,886,873
Weyerhaeuser Co.	38,794	919,030
		53,715,508

Financial Services 8.0%
American Express Co.	29,048	10,746,308
Ameriprise Financial, Inc.	5,032	2,467,391
Apollo Global Management, Inc.	25,103	3,633,910
ARES Management Corp., Class A	11,182	1,807,347
Bank of New York Mellon Corp.	37,700	4,376,593
Berkshire Hathaway, Inc., Class B *	99,135	49,830,208
Blackrock, Inc.	7,801	8,349,722
Blackstone, Inc.	39,922	6,153,577
Block, Inc. *	29,716	1,934,214
Capital One Financial Corp.	34,369	8,329,671
Cboe Global Markets, Inc.	5,632	1,413,632
Charles Schwab Corp. (a)	89,711	8,963,026
CME Group, Inc.	19,494	5,323,421
Coinbase Global, Inc., Class A *	12,346	2,791,924
Corpay, Inc. *	3,765	1,133,001
FactSet Research Systems, Inc.	2,016	585,023
Fidelity National Information Services, Inc.	28,108	1,868,058
Fiserv, Inc. *	29,181	1,960,088
Franklin Resources, Inc.	16,500	394,185
Global Payments, Inc.	12,741	986,153
Goldman Sachs Group, Inc.	16,215	14,252,985
Interactive Brokers Group, Inc., Class A	23,968	1,541,382
Intercontinental Exchange, Inc.	30,825	4,992,417
Invesco Ltd.	23,953	629,245
Jack Henry & Associates, Inc.	3,925	716,234
KKR & Co., Inc.	37,105	4,730,145
Mastercard, Inc., Class A	44,328	25,305,969
Moody's Corp.	8,294	4,236,990
Morgan Stanley	65,300	11,592,709
MSCI, Inc.	4,072	2,336,229
Nasdaq, Inc.	24,439	2,373,760
Northern Trust Corp.	10,178	1,390,213
PayPal Holdings, Inc.	50,620	2,955,196
Raymond James Financial, Inc.	9,488	1,523,678
Robinhood Markets, Inc., Class A *	42,512	4,808,107
S&P Global, Inc.	16,759	8,758,086
State Street Corp.	15,153	1,954,889
See financial notes
4
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Synchrony Financial	19,383	1,617,124
T. Rowe Price Group, Inc.	11,745	1,202,453
Visa, Inc., Class A	91,236	31,997,378
		251,962,641

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	90,752	5,232,760
Archer-Daniels-Midland Co.	25,862	1,486,806
Brown-Forman Corp., Class B	9,448	246,215
Bunge Global SA	7,284	648,859
Campbell's Co.	10,709	298,460
Coca-Cola Co.	209,297	14,631,953
Conagra Brands, Inc.	26,170	453,003
Constellation Brands, Inc., Class A	7,587	1,046,703
General Mills, Inc.	28,706	1,334,829
Hershey Co.	7,974	1,451,108
Hormel Foods Corp.	15,687	371,782
J.M. Smucker Co.	5,741	561,527
Keurig Dr. Pepper, Inc.	73,686	2,063,945
Kraft Heinz Co.	45,864	1,112,202
Lamb Weston Holdings, Inc.	7,622	319,286
McCormick & Co., Inc. - Non Voting Shares	13,628	928,203
Molson Coors Beverage Co., Class B	9,162	427,682
Mondelez International, Inc., Class A	69,759	3,755,127
Monster Beverage Corp. *	38,590	2,958,695
PepsiCo, Inc.	73,921	10,609,142
Philip Morris International, Inc.	84,154	13,498,302
Tyson Foods, Inc., Class A	15,232	892,900
		64,329,489

Health Care Equipment & Services 3.7%
Abbott Laboratories	94,006	11,778,012
Align Technology, Inc. *	3,607	563,233
Baxter International, Inc.	27,771	530,704
Becton Dickinson & Co.	15,507	3,009,444
Boston Scientific Corp. *	80,143	7,641,635
Cardinal Health, Inc.	12,864	2,643,552
Cencora, Inc.	10,482	3,540,296
Centene Corp. *	25,129	1,034,058
Cigna Group	14,441	3,974,596
Cooper Cos., Inc. *	10,699	876,890
CVS Health Corp.	68,628	5,446,318
DaVita, Inc. *	1,981	225,061
Dexcom, Inc. *	20,989	1,393,040
Edwards Lifesciences Corp. *	31,416	2,678,214
Elevance Health, Inc.	12,015	4,211,858
GE HealthCare Technologies, Inc.	24,706	2,026,386
HCA Healthcare, Inc.	8,636	4,031,803
Henry Schein, Inc. *	5,514	416,748
Hologic, Inc. *	11,978	892,241
Humana, Inc.	6,473	1,657,930
IDEXX Laboratories, Inc. *	4,321	2,923,286
Insulet Corp. *	3,786	1,076,133
Intuitive Surgical, Inc. *	19,165	10,854,289
Labcorp Holdings, Inc.	4,461	1,119,176
McKesson Corp.	6,673	5,473,795
Medtronic PLC	69,340	6,660,800
Molina Healthcare, Inc. *	2,787	483,656
Quest Diagnostics, Inc.	5,987	1,038,924
ResMed, Inc.	7,921	1,907,931
Solventum Corp. *	7,934	628,690
STERIS PLC	5,282	1,339,093
Stryker Corp.	18,607	6,539,802
UnitedHealth Group, Inc.	48,971	16,165,817
Universal Health Services, Inc., Class B	2,972	647,956
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	10,665	958,997
		116,390,364

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	12,923	1,083,593
Clorox Co.	6,615	666,990
Colgate-Palmolive Co.	43,579	3,443,613
Estee Lauder Cos., Inc., Class A	13,231	1,385,550
Kenvue, Inc.	104,031	1,794,535
Kimberly-Clark Corp.	18,018	1,817,836
Procter & Gamble Co.	126,328	18,104,066
		28,296,183

Insurance 1.8%
Aflac, Inc.	25,530	2,815,193
Allstate Corp.	14,160	2,947,404
American International Group, Inc.	29,223	2,500,028
Aon PLC, Class A	11,620	4,100,466
Arch Capital Group Ltd. *	19,599	1,879,936
Arthur J Gallagher & Co.	13,883	3,592,782
Assurant, Inc.	2,718	654,630
Brown & Brown, Inc.	15,802	1,259,419
Chubb Ltd.	19,787	6,175,918
Cincinnati Financial Corp.	8,396	1,371,235
Erie Indemnity Co., Class A	1,388	397,870
Everest Group Ltd.	2,259	766,592
Globe Life, Inc.	4,353	608,811
Hartford Insurance Group, Inc.	15,111	2,082,296
Loews Corp.	9,120	960,427
Marsh & McLennan Cos., Inc.	26,485	4,913,497
MetLife, Inc.	29,984	2,366,937
Principal Financial Group, Inc.	10,759	949,051
Progressive Corp.	31,702	7,219,179
Prudential Financial, Inc.	18,976	2,142,011
Travelers Cos., Inc.	12,059	3,497,833
W.R. Berkley Corp.	16,157	1,132,929
Willis Towers Watson PLC	5,153	1,693,276
		56,027,720

Materials 1.8%
Air Products & Chemicals, Inc.	12,043	2,974,862
Albemarle Corp.	6,334	895,881
Amcor PLC	124,227	1,036,053
Avery Dennison Corp.	4,160	756,621
Ball Corp.	14,422	763,933
CF Industries Holdings, Inc.	8,394	649,192
Corteva, Inc.	36,603	2,453,499
CRH PLC	36,236	4,522,253
Dow, Inc.	38,251	894,308
DuPont de Nemours, Inc.	22,548	906,430
Ecolab, Inc.	13,781	3,617,788
Freeport-McMoRan, Inc.	77,629	3,942,777
International Flavors & Fragrances, Inc.	13,782	928,769
International Paper Co.	28,417	1,119,346
Linde PLC	25,244	10,763,789
LyondellBasell Industries NV, Class A	14,042	608,019
Martin Marietta Materials, Inc.	3,270	2,036,098
Mosaic Co.	17,273	416,107
Newmont Corp.	58,995	5,890,651
Nucor Corp.	12,413	2,024,684
Packaging Corp. of America	4,810	991,966
PPG Industries, Inc.	12,076	1,237,307
Sherwin-Williams Co.	12,463	4,038,386
Smurfit WestRock PLC	28,102	1,086,704
Steel Dynamics, Inc.	7,480	1,267,486
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
5

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	7,166	2,043,886
		57,866,795

Media & Entertainment 9.8%
Alphabet, Inc., Class A	314,337	98,387,481
Alphabet, Inc., Class C	251,208	78,829,070
Charter Communications, Inc., Class A *	4,736	988,640
Comcast Corp., Class A	196,484	5,872,907
Electronic Arts, Inc.	12,159	2,484,449
Fox Corp., Class A	18,291	1,336,523
Live Nation Entertainment, Inc. *	8,498	1,210,965
Match Group, Inc.	12,902	416,606
Meta Platforms, Inc., Class A	117,740	77,718,997
Netflix, Inc. *	229,077	21,478,260
News Corp., Class A	27,760	725,091
Omnicom Group, Inc.	17,367	1,402,385
Paramount Skydance Corp., Class B	16,982	227,559
Take-Two Interactive Software, Inc. *	9,411	2,409,498
TKO Group Holdings, Inc.	3,568	745,712
Trade Desk, Inc., Class A *	23,696	899,500
Walt Disney Co.	96,516	10,980,625
Warner Bros Discovery, Inc. *	133,963	3,860,814
		309,975,082

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	95,548	21,831,763
Agilent Technologies, Inc.	15,373	2,091,804
Amgen, Inc.	29,111	9,528,321
Biogen, Inc. *	7,895	1,389,441
Bio-Techne Corp.	8,473	498,297
Bristol-Myers Squibb Co.	110,056	5,936,421
Charles River Laboratories International, Inc. *	2,687	536,003
Danaher Corp.	33,986	7,780,075
Eli Lilly & Co.	42,932	46,138,162
Gilead Sciences, Inc.	67,073	8,232,540
Incyte Corp. *	8,875	876,584
IQVIA Holdings, Inc. *	9,236	2,081,887
Johnson & Johnson	130,250	26,955,237
Merck & Co., Inc.	134,182	14,123,997
Mettler-Toledo International, Inc. *	1,111	1,548,945
Moderna, Inc. *	18,891	557,096
Pfizer, Inc.	307,379	7,653,737
Regeneron Pharmaceuticals, Inc.	5,448	4,205,148
Revvity, Inc.	6,207	600,527
Thermo Fisher Scientific, Inc.	20,311	11,769,209
Vertex Pharmaceuticals, Inc. *	13,716	6,218,286
Viatris, Inc.	61,984	771,701
Waters Corp. *	3,204	1,216,975
West Pharmaceutical Services, Inc.	3,872	1,065,342
Zoetis, Inc.	23,844	3,000,052
		186,607,550

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	15,872	2,552,059
CoStar Group, Inc. *	22,809	1,533,677
		4,085,736

Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc. *	88,115	18,870,708
Analog Devices, Inc.	26,596	7,212,835
Applied Materials, Inc.	43,068	11,068,045
Broadcom, Inc.	255,340	88,373,174
First Solar, Inc. *	5,775	1,508,603
SECURITY	NUMBER OF SHARES	VALUE ($)
Intel Corp. *	242,402	8,944,634
KLA Corp.	7,103	8,630,713
Lam Research Corp.	67,903	11,623,636
Microchip Technology, Inc.	29,330	1,868,908
Micron Technology, Inc.	60,682	17,319,250
Monolithic Power Systems, Inc.	2,595	2,352,004
NVIDIA Corp.	1,313,054	244,884,571
NXP Semiconductors NV	13,616	2,955,489
ON Semiconductor Corp. *	21,654	1,172,564
Qnity Electronics, Inc.	11,271	920,277
QUALCOMM, Inc.	57,900	9,903,795
Skyworks Solutions, Inc.	7,923	502,397
Teradyne, Inc.	8,608	1,666,165
Texas Instruments, Inc.	49,122	8,522,176
		448,299,944

Software & Services 11.2%
Accenture PLC, Class A	33,526	8,995,026
Adobe, Inc. *	22,630	7,920,274
Akamai Technologies, Inc. *	7,742	675,490
AppLovin Corp., Class A *	14,634	9,860,682
Autodesk, Inc. *	11,517	3,409,147
Cadence Design Systems, Inc. *	14,716	4,599,927
Cognizant Technology Solutions Corp., Class A	26,162	2,171,446
Crowdstrike Holdings, Inc., Class A *	13,567	6,359,667
Datadog, Inc., Class A *	17,630	2,397,504
EPAM Systems, Inc. *	3,018	618,328
Fair Isaac Corp. *	1,286	2,174,137
Fortinet, Inc. *	34,215	2,717,013
Gartner, Inc. *	3,879	978,594
Gen Digital, Inc.	30,202	821,192
GoDaddy, Inc., Class A *	7,273	902,434
International Business Machines Corp.	50,533	14,968,380
Intuit, Inc.	15,073	9,984,657
Microsoft Corp.	401,587	194,215,505
Oracle Corp.	91,017	17,740,123
Palantir Technologies, Inc., Class A *	123,552	21,961,368
Palo Alto Networks, Inc. *	36,977	6,811,163
PTC, Inc. *	6,447	1,123,132
Roper Technologies, Inc.	5,829	2,594,663
Salesforce, Inc.	51,533	13,651,607
ServiceNow, Inc. *	56,084	8,591,508
Synopsys, Inc. *	10,042	4,716,928
Tyler Technologies, Inc. *	2,316	1,051,348
VeriSign, Inc.	4,490	1,090,845
Workday, Inc., Class A *	11,752	2,524,095
		355,626,183

Technology Hardware & Equipment 9.0%
Amphenol Corp., Class A	66,175	8,942,890
Apple, Inc.	798,432	217,061,724
Arista Networks, Inc. *	55,825	7,314,750
CDW Corp.	7,007	954,353
Cisco Systems, Inc.	213,042	16,410,625
Corning, Inc.	42,179	3,693,193
Dell Technologies, Inc., Class C	16,345	2,057,509
F5, Inc. *	3,117	795,645
Hewlett Packard Enterprise Co.	72,508	1,741,642
HP, Inc.	50,302	1,120,729
Jabil, Inc.	5,750	1,311,115
Keysight Technologies, Inc. *	9,327	1,895,153
Motorola Solutions, Inc.	9,006	3,452,180
NetApp, Inc.	10,743	1,150,468
Sandisk Corp. *	7,557	1,793,881
Seagate Technology Holdings PLC	11,782	3,244,645
See financial notes
6
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Super Micro Computer, Inc. *	26,986	789,880
TE Connectivity PLC	15,904	3,618,319
Teledyne Technologies, Inc. *	2,527	1,290,615
Trimble, Inc. *	12,804	1,003,193
Western Digital Corp.	18,490	3,185,272
Zebra Technologies Corp., Class A *	2,726	661,927
		283,489,708

Telecommunication Services 0.8%
AT&T, Inc.	383,267	9,520,352
T-Mobile U.S., Inc.	26,001	5,279,243
Verizon Communications, Inc.	227,947	9,284,282
		24,083,877

Transportation 1.3%
CH Robinson Worldwide, Inc.	6,358	1,022,112
CSX Corp.	100,670	3,649,288
Delta Air Lines, Inc.	35,133	2,438,230
Expeditors International of Washington, Inc.	7,213	1,074,809
FedEx Corp.	11,737	3,390,350
JB Hunt Transport Services, Inc.	4,048	786,688
Norfolk Southern Corp.	12,131	3,502,462
Old Dominion Freight Line, Inc.	9,903	1,552,790
Southwest Airlines Co.	27,831	1,150,255
Uber Technologies, Inc. *	112,331	9,178,566
Union Pacific Corp.	32,067	7,417,739
United Airlines Holdings, Inc. *	17,562	1,963,783
United Parcel Service, Inc., Class B	39,951	3,962,740
		41,089,812

Utilities 2.2%
AES Corp.	38,706	555,044
Alliant Energy Corp.	13,846	900,128
Ameren Corp.	14,557	1,453,662
American Electric Power Co., Inc.	28,945	3,337,648
American Water Works Co., Inc.	10,501	1,370,380
Atmos Energy Corp.	8,639	1,448,156
CenterPoint Energy, Inc.	35,135	1,347,076
CMS Energy Corp.	16,377	1,145,244
Consolidated Edison, Inc.	19,585	1,945,182
Constellation Energy Corp.	16,883	5,964,257
Dominion Energy, Inc.	46,226	2,708,381
DTE Energy Co.	11,177	1,441,609
Duke Energy Corp.	42,042	4,927,743
Edison International	20,708	1,242,894
SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	24,207	2,237,453
Evergy, Inc.	12,389	898,079
Eversource Energy	20,191	1,359,460
Exelon Corp.	54,738	2,386,029
FirstEnergy Corp.	27,979	1,252,620
NextEra Energy, Inc.	112,589	9,038,645
NiSource, Inc.	25,681	1,072,438
NRG Energy, Inc.	10,413	1,658,166
PG&E Corp.	119,295	1,917,071
Pinnacle West Capital Corp.	6,441	571,317
PPL Corp.	39,810	1,394,146
Public Service Enterprise Group, Inc.	27,062	2,173,079
Sempra	35,306	3,117,167
Southern Co.	59,528	5,190,842
Vistra Corp.	17,239	2,781,168
WEC Energy Group, Inc.	17,658	1,862,213
Xcel Energy, Inc.	32,050	2,367,213
		71,064,510
Total Common Stocks (Cost $1,409,506,781)		3,158,842,436

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P 500 ETF	5,000	3,424,700
Total Investment Companies (Cost $3,260,323)		3,424,700
Total Investments in Securities (Cost $1,412,767,104)		3,162,267,136

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/20/26	18	6,203,250	13,899

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2025:
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$5,678,861	$1,572,281	($454,183 )	$2,967	$2,163,100	$8,963,026	89,711	$94,617
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
7

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,158,842,436	$—	$—	$3,158,842,436
Investment Companies[1]	3,424,700	—	—	3,424,700
Futures Contracts[2]	13,899	—	—	13,899
Total	$3,162,281,035	$—	$—	$3,162,281,035

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
8
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $4,598,572)		$8,963,026
Investments in securities, at value - unaffiliated issuers (cost $1,408,168,532)		3,153,304,110
Cash		4,205,661
Deposit with broker for futures contracts		761,027
Receivables:
Fund shares sold		3,851,339
Dividends		1,575,946
Income from securities on loan	+	64
Total assets		3,172,661,173

Liabilities
Payables:
Fund shares redeemed		2,039,653
Investment adviser fees		81,559
Variation margin on futures contracts	+	53,091
Total liabilities		2,174,303
Net assets		$3,170,486,870

Net Assets by Source
Capital received from investors		$1,430,278,260
Total distributable earnings	+	1,740,208,610
Net assets		$3,170,486,870

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,170,486,870		31,480,206		$100.71

See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
9

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $8,083)		$33,966,685
Other Interest		135,059
Dividends received from securities - affiliated issuers		94,617
Securities on loan, net	+	641
Total investment income		34,197,002

Expenses
Investment adviser fees		821,609
Total expenses	–	821,609
Net investment income		33,375,393

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		2,967
Net realized losses on sales of securities - unaffiliated issuers		(6,073,836)
Net realized gains on futures contracts	+	944,309
Net realized losses		(5,126,560)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,163,100
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		424,440,532
Net change in unrealized appreciation (depreciation) on futures contracts	+	200,953
Net change in unrealized appreciation (depreciation)		426,804,585
Net realized and unrealized gains		421,678,025
Increase in net assets resulting from operations		$455,053,418
See financial notes
10
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$33,375,393	$30,596,115
Net realized losses		(5,126,560)	(4,318,520)
Net change in unrealized appreciation (depreciation)	+	426,804,585	466,814,781
Increase in net assets resulting from operations		$455,053,418	$493,092,376

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($30,592,125 )	($33,327,662 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,936,287	$553,968,743	6,170,298	$494,896,266
Shares reinvested		337,066	30,592,125	417,954	33,327,662
Shares redeemed	+	(4,730,463)	(426,688,792)	(3,849,857)	(308,948,939)
Net transactions in fund shares		1,542,890	$157,872,076	2,738,395	$219,274,989

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,937,316	$2,588,153,501	27,198,921	$1,909,113,798
Total increase	+	1,542,890	582,333,369	2,738,395	679,039,703
End of period		31,480,206	$3,170,486,870	29,937,316	$2,588,153,501
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
11

Schwab S&P 500 Index Portfolio
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab S&P 500 Index Portfolio
Schwab Government Money Market Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2025, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a
12
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
13

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2025, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
14
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers or Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended December 31, 2025, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $14,505,308 and $34,542,178, respectively, and includes net realized losses of $2,691,797.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
15

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended December 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$327,071,936	$159,356,013

7. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of December 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$13,899	$13,899

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

16
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

7. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended December 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$944,309	$944,309
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$200,953	$200,953

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended December 31, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$7,834,592	25

8. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,442,230,001	$1,775,209,087	($55,158,053 )	$1,720,051,034

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$33,343,861	$1,720,051,034	($13,186,285 )	$1,740,208,610
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the fund had capital loss carryforwards of $13,186,285.
For the fiscal year ended December 31, 2025, the fund had capital loss carryforwards utilized of $1,777,920.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$30,592,125	$33,327,662
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
17

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended December 31, 2025, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
18
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab S&P 500 Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab S&P 500 Index Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
20
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
21

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
22
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
23

MFR100630-08
00321733

Annual Holdings and Financial Statements | December 31, 2025
Schwab VIT Portfolios

Schwab VIT Balanced Portfolio
Schwab VIT Balanced with
Growth Portfolio
Schwab VIT Growth Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$14.24	$13.55	$12.33	$14.99	$14.04
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.35	0.30	0.22	0.21
Net realized and unrealized gains (losses)	1.41	0.70	1.16	(2.42)	0.93
Total from investment operations	1.80	1.05	1.46	(2.20)	1.14
Less distributions:
Distributions from net investment income	(0.36)	(0.31)	(0.24)	(0.21)	(0.19)
Distributions from net realized gains	(0.28)	(0.05)	—	(0.25)	(0.00)[2]
Total distributions	(0.64)	(0.36)	(0.24)	(0.46)	(0.19)
Net asset value at end of period	$15.40	$14.24	$13.55	$12.33	$14.99
Total return	12.93%	7.78%	11.96%	(14.71%)	8.19%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[3]	0.51%	0.52%	0.52%	0.53%[4]	0.52%
Net investment income (loss)	2.64%	2.53%	2.36%	1.70%	1.42%
Portfolio turnover rate	29%	26%	20%	19%	13%
Net assets, end of period (x 1,000,000)	$80	$81	$77	$74	$93

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of December 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 28.7%
Large-Cap 25.9%
Schwab U.S. Large-Cap ETF	$21,122,381	$6,741,123	($10,436,570 )	$1,513,340	$1,748,188	$20,688,462	768,802	$258,256
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	2,286,800	830,597	(1,124,423)	38,199	207,070	2,238,243	78,590	32,214
						22,926,705

International Stocks 15.1%
Developed Markets 13.0%
Schwab International Equity ETF	8,983,840	2,352,961	(4,897,840)	497,095	1,878,931	8,814,987	366,680	347,844
Schwab International Small-Cap Equity ETF	1,616,188	373,285	(850,852)	92,424	371,975	1,603,020	35,208	68,316
						10,418,007
Emerging Markets 2.1%
Schwab Emerging Markets Equity ETF	1,653,696	380,617	(746,092)	43,813	292,694	1,624,728	49,610	51,916
						12,042,735

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	2,716,045	986,982	(1,023,096)	(15,691)	(17,456)	2,646,784	126,701	83,242

Fixed Income 49.0%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	3,038,254	761,657	(908,511)	(72,732)	144,397	2,963,065	111,856	124,372
Intermediate-Term Bond 36.3%
Schwab U.S. Aggregate Bond ETF	29,575,898	9,267,606	(10,612,126)	(1,425,237)	2,257,562	29,063,703	1,243,633	1,244,075
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	7,313,831	2,417,169	(2,614,756)	(158,190)	249,252	7,207,306	295,745	307,198
						39,234,074

Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	2,703,638	113,212	—	—	—	2,816,850	2,816,850	113,822
Total Affiliated Underlying Funds (Cost $57,266,230)	$81,010,571	$24,225,209	($33,214,266 )	$513,021	$7,132,613	$79,667,148		$2,631,255
Total Investments in Securities (Cost $57,266,230)						$79,667,148

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $57,266,230)		$79,667,148
Cash		309,237
Receivables:
Investments sold		357,791
Dividends		13,180
Prepaid expenses	+	72
Total assets		80,347,428

Liabilities
Payables:
Investments bought		282,138
Investment adviser and administrator fees		34,498
Fund shares redeemed		6,614
Independent trustees’ fees		38
Accrued expenses	+	12,599
Total liabilities		335,887
Net assets		$80,011,541

Net Assets by Source
Capital received from investors		$57,234,027
Total distributable earnings	+	22,777,514
Net assets		$80,011,541

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$80,011,541		5,196,767		$15.40

See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$2,631,255
Other Interest	+	11,142
Total investment income		2,642,397

Expenses
Investment adviser and administrator fees		377,912
Professional fees		23,155
Independent trustees’ fees		11,264
Portfolio accounting fees		11,156
Custodian fees		813
Transfer agent fees		746
Shareholder reports		242
Other expenses	+	3,946
Total expenses	–	429,234
Net investment income		2,213,163

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		513,021
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	7,132,613
Net realized and unrealized gains		7,645,634
Increase in net assets resulting from operations		$9,858,797
See financial notes
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$2,213,163	$1,979,584
Net realized gains		513,021	543,968
Net change in unrealized appreciation (depreciation)	+	7,132,613	3,313,269
Increase in net assets resulting from operations		$9,858,797	$5,836,821

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,494,403 )	($2,013,961 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,322,282	$19,958,720	1,193,641	$16,798,099
Shares reinvested		240,993	3,494,403	146,470	2,013,961
Shares redeemed	+	(2,087,791)	(31,304,890)	(1,328,323)	(18,486,195)
Net transactions in fund shares		(524,516)	($7,851,767 )	11,788	$325,865

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,721,283	$81,498,914	5,709,495	$77,350,189
Total increase (decrease)	+	(524,516)	(1,487,373)	11,788	4,148,725
End of period		5,196,767	$80,011,541	5,721,283	$81,498,914
See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$16.90	$15.74	$13.93	$17.24	$15.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.38	0.32	0.24	0.25
Net realized and unrealized gains (losses)	2.16	1.18	1.74	(3.00)	1.53
Total from investment operations	2.57	1.56	2.06	(2.76)	1.78
Less distributions:
Distributions from net investment income	(0.40)	(0.35)	(0.25)	(0.25)	(0.22)
Distributions from net realized gains	(0.48)	(0.05)	—	(0.30)	—
Total distributions	(0.88)	(0.40)	(0.25)	(0.55)	(0.22)
Net asset value at end of period	$18.59	$16.90	$15.74	$13.93	$17.24
Total return	15.60%	9.98%	14.85%	(16.00%)	11.42%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[2]	0.48%	0.49%	0.49%	0.49%[3]	0.49%
Net investment income (loss)	2.32%	2.28%	2.20%	1.61%	1.48%
Portfolio turnover rate	12%	12%	18%	13%	8%
Net assets, end of period (x 1,000,000)	$180	$167	$162	$151	$184

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of December 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 38.1%
Large-Cap 33.9%
Schwab U.S. Large-Cap ETF	$56,732,447	$6,897,535	($11,526,673 )	$3,713,149	$5,194,055	$61,010,513	2,267,206	$688,856
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	7,018,197	1,106,490	(1,389,301)	46,695	709,156	7,491,237	263,035	97,322
						68,501,750

International Stocks 22.3%
Developed Markets 19.1%
Schwab International Equity ETF	26,736,311	2,085,073	(7,189,479)	804,069	6,367,624	28,803,598	1,198,153	988,679
Schwab International Small-Cap Equity ETF	5,024,024	465,673	(1,458,997)	181,686	1,265,875	5,478,261	120,322	195,041
						34,281,859
Emerging Markets 3.2%
Schwab Emerging Markets Equity ETF	5,334,335	399,090	(1,099,850)	128,131	1,007,665	5,769,371	176,164	161,169
						40,051,230

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	7,746,121	1,681,694	(1,087,832)	12,090	(63,840)	8,288,233	396,756	234,379

Fixed Income 31.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,656,659	300,555	(185,987)	(6,298)	48,629	1,813,558	68,462	69,450
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	43,532,040	5,843,626	(3,738,031)	(562,384)	1,869,050	46,944,301	2,008,742	1,822,705
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	6,484,362	786,073	(372,896)	(24,268)	106,809	6,980,080	286,421	271,253
						55,737,939

Money Market Funds 3.2%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	5,525,791	231,385	—	—	—	5,757,176	5,757,176	232,634
Total Affiliated Underlying Funds (Cost $113,463,134)	$165,790,287	$19,797,194	($28,049,046 )	$4,292,870	$16,505,023	$178,336,328		$4,761,488
Total Investments in Securities (Cost $113,463,134)						$178,336,328

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $113,463,134)		$178,336,328
Cash		1,412,276
Receivables:
Investments sold		733,880
Dividends		26,937
Prepaid expenses	+	150
Total assets		180,509,571

Liabilities
Payables:
Investments bought		685,543
Investment adviser and administrator fees		70,950
Fund shares redeemed		15,085
Independent trustees’ fees		42
Accrued expenses	+	12,861
Total liabilities		784,481
Net assets		$179,725,090

Net Assets by Source
Capital received from investors		$108,906,407
Total distributable earnings	+	70,818,683
Net assets		$179,725,090

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$179,725,090		9,670,017		$18.59

See financial notes
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$4,761,488
Other Interest	+	21,271
Total investment income		4,782,759

Expenses
Investment adviser and administrator fees		769,329
Professional fees		24,295
Independent trustees’ fees		12,605
Portfolio accounting fees		11,590
Custodian fees		1,172
Transfer agent fees		746
Shareholder reports		258
Other expenses	+	4,013
Total expenses	–	824,008
Net investment income		3,958,751

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		4,292,870
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	16,505,023
Net realized and unrealized gains		20,797,893
Increase in net assets resulting from operations		$24,756,644
See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$3,958,751	$3,766,339
Net realized gains		4,292,870	3,995,024
Net change in unrealized appreciation (depreciation)	+	16,505,023	7,842,930
Increase in net assets resulting from operations		$24,756,644	$15,604,293

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,264,257 )	($3,890,049 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		357,599	$6,336,928	629,323	$10,461,086
Shares reinvested		477,979	8,264,257	239,683	3,890,049
Shares redeemed	+	(1,037,407)	(18,207,010)	(1,321,958)	(21,723,242)
Net transactions in fund shares		(201,829)	($3,605,825 )	(452,952)	($7,372,107 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,871,846	$166,838,528	10,324,798	$162,496,391
Total increase (decrease)	+	(201,829)	12,886,562	(452,952)	4,342,137
End of period		9,670,017	$179,725,090	9,871,846	$166,838,528
See financial notes
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$19.85	$18.16	$15.69	$19.83	$17.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.38	0.34	0.25	0.29
Net realized and unrealized gains (losses)	3.05	1.74	2.39	(3.68)	2.27
Total from investment operations	3.47	2.12	2.73	(3.43)	2.56
Less distributions:
Distributions from net investment income	(0.41)	(0.37)	(0.26)	(0.29)	(0.25)
Distributions from net realized gains	(1.19)	(0.06)	—	(0.42)	—
Total distributions	(1.60)	(0.43)	(0.26)	(0.71)	(0.25)
Net asset value at end of period	$21.72	$19.85	$18.16	$15.69	$19.83
Total return	18.24%	11.78%	17.52%	(17.24%)	14.67%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[2]	0.48%	0.49%	0.49%	0.49%[3]	0.49%
Net investment income (loss)	2.04%	1.99%	2.05%	1.50%	1.53%
Portfolio turnover rate	12%	11%	14%	13%	13%
Net assets, end of period (x 1,000,000)	$178	$162	$163	$148	$187

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Portfolio Holdings  as of December 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 39.5%
Schwab U.S. Large-Cap ETF	$64,179,648	$7,131,673	($11,282,237 )	$3,327,121	$6,870,876	$70,227,081	2,609,702	$795,725
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	10,224,967	1,649,471	(1,877,261)	55,272	1,072,636	11,125,085	390,628	145,126
						81,352,166

International Stocks 30.2%
Developed Markets 24.8%
Schwab International Equity ETF	34,042,868	2,731,411	(8,697,446)	1,075,885	8,209,241	37,361,959	1,554,158	1,288,115
Schwab International Small-Cap Equity ETF	5,994,052	476,998	(1,644,464)	205,487	1,551,838	6,583,911	144,606	238,156
						43,945,870
Emerging Markets 5.4%
Schwab Emerging Markets Equity ETF	8,743,321	957,429	(1,991,958)	245,634	1,667,360	9,621,786	293,795	269,501
						53,567,656

Real Estate 6.0%
U.S. REITs 6.0%
Schwab U.S. REIT ETF	9,813,286	2,410,558	(1,471,777)	12,955	(80,873)	10,684,149	511,448	302,500

Fixed Income 14.0%
Intermediate-Term Bond 14.0%
Schwab U.S. Aggregate Bond ETF	22,679,774	3,911,777	(2,399,914)	(381,524)	1,075,829	24,885,942	1,064,867	968,809

Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	5,876,742	246,081	—	—	—	6,122,823	6,122,823	247,409
Total Affiliated Underlying Funds (Cost $95,839,783)	$161,554,658	$19,515,398	($29,365,057 )	$4,540,830	$20,366,907	$176,612,736		$4,255,341
Total Investments in Securities (Cost $95,839,783)						$176,612,736

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $95,839,783)		$176,612,736
Cash		983,681
Receivables:
Investments sold		1,130,327
Dividends		28,648
Prepaid expenses	+	150
Total assets		178,755,542

Liabilities
Payables:
Investments bought		1,054,109
Investment adviser and administrator fees		70,133
Fund shares redeemed		41,267
Independent trustees’ fees		42
Accrued expenses	+	12,877
Total liabilities		1,178,428
Net assets		$177,577,114

Net Assets by Source
Capital received from investors		$90,927,406
Total distributable earnings	+	86,649,708
Net assets		$177,577,114

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$177,577,114		8,176,223		$21.72

See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$4,255,341
Other Interest	+	11,145
Total investment income		4,266,486

Expenses
Investment adviser and administrator fees		761,934
Professional fees		24,315
Independent trustees’ fees		12,571
Portfolio accounting fees		11,548
Custodian fees		1,171
Transfer agent fees		746
Shareholder reports		257
Other expenses	+	4,371
Total expenses	–	816,913
Net investment income		3,449,573

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		4,540,830
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	20,366,907
Net realized and unrealized gains		24,907,737
Increase in net assets resulting from operations		$28,357,310
See financial notes
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$3,449,573	$3,276,208
Net realized gains		4,540,830	9,351,938
Net change in unrealized appreciation (depreciation)	+	20,366,907	5,850,261
Increase in net assets resulting from operations		$28,357,310	$18,478,407

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,700,067 )	($3,643,565 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		331,431	$6,836,244	260,742	$5,017,748
Shares reinvested		636,595	12,700,067	191,868	3,643,565
Shares redeemed	+	(957,474)	(19,705,452)	(1,242,749)	(24,017,216)
Net transactions in fund shares		10,552	($169,141 )	(790,139)	($15,355,903 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,165,671	$162,089,012	8,955,810	$162,610,073
Total increase (decrease)	+	10,552	15,488,102	(790,139)	(521,061)
End of period		8,176,223	$177,577,114	8,165,671	$162,089,012
See financial notes

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds or mutual funds. Each of the funds seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party exchange-traded funds and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
The funds are available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2025, 100% of the funds’ shares were held through separate accounts of five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the funds.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes (continued)

2. Significant Accounting Policies (continued):
individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2025, the funds had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.45% of each fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of December 31, 2025, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO
Schwab Emerging Markets Equity ETF	0.0%*	0.1%	0.1%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*
Schwab International Equity ETF	0.0%*	0.1%	0.1%
Schwab International Small-Cap Equity ETF	0.0%*	0.1%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.1%	0.1%	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.5%	0.3%
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.1%
Schwab U.S. REIT ETF	0.0%*	0.1%	0.1%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.1%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended December 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab VIT Balanced Portfolio	$41,523	$302,092	$62,247
Schwab VIT Balanced with Growth Portfolio	122,926	1,289,482	273,138
Schwab VIT Growth Portfolio	534,615	557,944	159,364
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended December 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab VIT Balanced Portfolio	$24,225,209	$33,214,266
Schwab VIT Balanced with Growth Portfolio	19,797,194	28,049,046
Schwab VIT Growth Portfolio	19,515,398	29,365,057

7. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab VIT Balanced Portfolio	$60,149,420	$19,731,456	($213,728 )	$19,517,728
Schwab VIT Balanced with Growth Portfolio	115,970,655	67,891,684	(5,526,011)	62,365,673
Schwab VIT Growth Portfolio	98,079,002	79,898,117	(1,364,383)	78,533,734
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
Schwab VIT Balanced Portfolio	$2,405,444	$854,342	$19,517,728	$22,777,514
Schwab VIT Balanced with Growth Portfolio	4,220,954	4,232,056	62,365,673	70,818,683
Schwab VIT Growth Portfolio	3,689,098	4,426,876	78,533,734	86,649,708
As of December 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab VIT Balanced Portfolio	$2,395,322	$1,099,081	$1,834,777	$179,184
Schwab VIT Balanced with Growth Portfolio	4,802,965	3,461,292	3,496,607	393,442
Schwab VIT Growth Portfolio	3,738,055	8,962,012	3,590,071	53,494
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Schwab VIT Portfolios
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio, and Schwab VIT Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio, and Schwab VIT Growth Portfolio (the “Funds”), three of the funds constituting Schwab Annuity Portfolios, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab VIT Portfolios | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab VIT Portfolios | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Schwab VIT Portfolios | Annual Holdings and Financial Statements

MFR100631-08
00321734

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 13, 2026